Consolidated Statements of Cash Flows (USD $)	3 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
OPERATING ACTIVITIES
Net income	$ (64,150)	$ 120,791
Items not involving cash:
Depreciation of property and equipment	3,105	3,669
Amortization of intangible asset	2,475	2,593
Gain on disposition of assets
Stock-based compensation
Changes in operating working capital:
Decrease (increase) in accounts receivable	59,213	(55,578)
Decrease (increase) in investment tax credits	(42,225)	(79,716)
Increase in other tax credits
Decrease (increase) in prepaid expenses	8,395	10,473
(Increase) in long term deposits
Increase (decrease) in accounts payable	66,762	(8,372)
Increase (decrease) in accrued liabilities	(9,998)	191,747
Increase (decrease) in deferred revenue	49,044	68,007
Cash flows provided by operating activities	72,651	253,614
INVESTING ACTIVITIES
Purchase of property and equipment	(3,364)	(9,379)
Proceeds on sale of assets
Purchase of intangible asset
Purchase of investment
Cash flows used in investing activities	(3,364)	(9,379)
FINANCING ACTIVITIES
Proceeds from loan from related party
Cash flows provided by financing activities
Effect of changes in exchange rates on cash	(159,967)	(72,883)
Increase in cash and cash equivalents	(90,680)	171,352
Cash and cash equivalents, beginning of period	1,762,171	1,770,990
Cash and cash equivalents, end of period	$ 1,671,491	$ 1,942,342